Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Notional Value, Assets	$ 58,966	$ 25,635
Fair Value, Assets	142	155
Notional Value, Liabilities	42,288	26,756
Fair Value, Liabilities	301	123
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	$ 34	$ 1
Derivative Asset Average Remaining Maturity Period	3 days	3 days
Notional Value, Liabilities	$ 1,823	$ 1,458
Fair Value, Liabilities	$ 165	$ 84
Derivative Liability Average Remaining Maturity Period	2 years 5 months 12 days	1 year 6 months
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4,408	$ 3,605
Derivative Asset Average Remaining Maturity Period	5 years 11 months 26 days	14 years 9 months 18 days
Notional Value, Liabilities	$ 5,316	$ 4,333
Derivative Liability Average Remaining Maturity Period	13 years 14 days	6 years 11 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,259	$ 4,333
Derivative Asset Average Remaining Maturity Period	5 years 8 months 1 day	6 years 11 months 19 days
Notional Value, Liabilities	$ 4,497	$ 1,132
Derivative Liability Average Remaining Maturity Period	6 years 10 days	7 years 7 months 20 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 5,409	$ 2,839
Fair Value, Assets	$ 17	$ 27
Derivative Asset Average Remaining Maturity Period	29 days	25 days
Notional Value, Liabilities	$ 5,477	$ 1,140
Fair Value, Liabilities	$ 11	$ 5
Derivative Liability Average Remaining Maturity Period	25 days	18 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 16,333	$ 994
Fair Value, Assets	$ 13	$ 3
Derivative Asset Average Remaining Maturity Period	9 months 21 days	21 days
Notional Value, Liabilities	$ 8,113	$ 13,968
Fair Value, Liabilities	$ 25	$ 30
Derivative Liability Average Remaining Maturity Period	10 days	8 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 10,180	$ 5,080
Fair Value, Assets	$ 79	$ 88
Derivative Asset Average Remaining Maturity Period	2 years 11 months 19 days	10 years 9 months 7 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,270	$ 584
Fair Value, Assets	$ 30	$ 16
Derivative Asset Average Remaining Maturity Period	29 days	1 month 2 days
Notional Value, Liabilities	$ 4,238	$ 3
Fair Value, Liabilities	$ 81
Derivative Liability Average Remaining Maturity Period	2 years 25 days	1 month 2 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 113	$ 549
Fair Value, Assets	$ 1	$ 7
Derivative Asset Average Remaining Maturity Period	18 days	10 days
Notional Value, Liabilities	$ 467	$ 75
Fair Value, Liabilities	$ 6	$ 1
Derivative Liability Average Remaining Maturity Period	14 days	18 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 128	$ 19
Fair Value, Assets	$ 2	$ 1
Derivative Asset Average Remaining Maturity Period	5 months 12 days	9 months 25 days
Notional Value, Liabilities	$ 20	$ 104
Fair Value, Liabilities		$ 2
Derivative Liability Average Remaining Maturity Period	1 year 21 days	5 months 12 days
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 18,300
Derivative Asset Average Remaining Maturity Period	3 years 10 months 20 days
Notional Value, Liabilities	$ 4,900
Derivative Liability Average Remaining Maturity Period	3 years 5 months 26 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,532	$ 7,422
Fair Value, Assets		$ 8
Derivative Asset Average Remaining Maturity Period	6 years 21 days	3 years 1 month 9 days
Notional Value, Liabilities	$ 7,150	$ 4,320
Fair Value, Liabilities	$ 10
Derivative Liability Average Remaining Maturity Period	2 years 1 month 9 days	1 year 9 months 7 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets		$ 209
Fair Value, Assets		$ 5
Derivative Asset Average Remaining Maturity Period		18 days
Notional Value, Liabilities	$ 287	$ 223
Fair Value, Liabilities	$ 3	$ 1
Derivative Liability Average Remaining Maturity Period	14 days	18 days